Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	FAHN KANNE & CO.
Auditor Firm ID	1375
Auditor Location	Tel-Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the financial statements

We have audited the accompanying consolidated balance sheets of B.O.S Better Online Solutions Ltd. (an Israeli corporation) and subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of operations, changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.